Share-based compensation - Stock appreciation rights - Awards, simulation inputs, outputs (Details) - $ / shares	Mar. 04, 2021	Mar. 04, 2020	Jan. 15, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation Method	Black-Scholes	Black-Scholes	Monte Carlo
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	610,691	549,020	205,519
SARs Remaining	176,360		16,849
Exercise Price (in dollars per share)	$ 4.28	$ 5.25	$ 9.20
Vesting Period (in years)	3 years	3 years	3 years
Grant Price (in dollars per share)	$ 4.28	$ 5.25	$ 9.20
Dividend Yield (in hundredths)	0.00%	0.00%	6.63%
Risk-free rate of Return (in hundredths)	0.66%	0.73%	1.79%
Expected Volatility (in hundredths)	55.39%	46.42%	58.09%
Weighted Average Fair Value at grant date (in dollars per share)	$ 1.93	$ 2.04	$ 2.20
Average Expected Exercise Life	4 years 6 months	4 years 6 months